NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation	Basis of Presentation The financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”).
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications and Revisions
Reclassifications and Revisions
A reclassification has been made to the prior periods’ consolidated financial statements in order to conform to the current period presentation. Accrued liabilities were included in the other current liabilities line in the consolidated balance sheet as of September 30, 2023, however, they have been presented separately in the consolidated balance sheet as of September 30, 2024 so that the total of the other current liabilities line is less than five percent of total current liabilities.
Certain amounts within the prior period’s consolidated statement of cash flows have been reclassified and revised to conform to the current period presentation. Within “Changes in assets and liabilities, net of acquisitions,” “Income taxes payable,” which had previously been combined with “Other liabilities,” was reclassified as a separate line item. Within “Investing activities,” “Sales of investments” and “Maturities of investments” were previously combined as “Sales and maturities of investments” and were reclassified as separate line items. Non-cash expense associated with amortization of costs capitalized to obtain revenue contracts and bad debt expense were revised to be presented separately as adjustments to reconcile net income to net cash provided by operating activities. The reclassifications and revisions, which are considered to be immaterial to the previously issued consolidated financial statements for the corresponding prior periods in fiscal 2023 and 2022, had no impact on net cash provided by operating activities or investing activities and did not change other amounts reported within the consolidated balance sheets, statements of operations and comprehensive income (loss), or statements of stockholders’ equity.

Foreign Currency
Foreign Currency
The Company has foreign subsidiaries that operate and sell products and services in various countries and jurisdictions around the world. As a result, the Company is exposed to foreign currency exchange risks. For those subsidiaries whose functional currency is not the U.S. dollar, assets and liabilities are translated into U.S. dollars equivalents at the exchange rate in effect on the balance sheet date and revenues and expenses are translated into U.S. dollars using the average exchange rate over the period. The Company’s cumulative translation adjustment balance as of September 30, 2024 and 2023 were deficits of $2.8 million and $15.1 million, respectively. Resulting currency translation adjustments are recorded in accumulated other comprehensive loss in the consolidated balance sheet.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, deferred taxes, and related disclosure of contingent assets and liabilities. On an ongoing basis, management reviews its estimates based upon currently available information. Actual results could differ materially from those estimates. These estimates include, but are not limited to, assessing the collectability of accounts receivable, estimation of the value of stock-based compensation awards, fair value of assets and liabilities acquired, useful lives of intangible assets, standalone selling price related to revenue recognition, contingent consideration, and income taxes.

Revenue Recognition
Revenue Recognition
The Company generates revenue primarily from the delivery of licenses and related services to customers (for both on premise and software as a service (“SaaS”) products), as well as the delivery of hardware and professional services. Revenue is recognized when control of these services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company determined revenue recognition through the following steps:
1)Identification of the contract, or contracts, with a customer
2)Identification of the performance obligations in the contract
3)Determination of the transaction price
4)Allocation of the transaction price to the performance obligations in the contract
5)Recognition of revenue when, or as, performance obligations are satisfied
Note 2 describes the nature of the Company’s primary types of revenue and the revenue recognition policies and payment terms as they pertain to the types of transactions the Company enters into with its customers.
Contract Balances: The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (billed or unbilled), contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice, or deferred revenue when revenue is recognized subsequent to invoicing. The Company records an unbilled receivable when revenue is recognized and it has an unconditional right to invoice and receive payment. The Company reports net contract asset or liability positions on a contract by contract basis at the end of each reporting period. Unbilled receivables are included within accounts receivable on the consolidated balance sheets and were $0.4 million and $0.9 million as of September 30, 2024 and 2023, respectively.
Contract Costs: The Company defers incremental and recoverable costs to obtain a contract, consisting primarily of sales commissions, which are payable only if a contract is obtained or renewed. Such costs are capitalized and amortized using a portfolio approach consistent with the pattern of transfer of the good or service to which the asset relates. We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. We apply a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. Contract costs are recorded in other current and non-current assets in the consolidated balance sheets.
Cost of Revenue
Cost of revenue includes personnel costs related to billable services and software support, direct costs associated with our hardware products and hosting costs. Depreciation and amortization that are excluded from cost of revenue are included in research and development and selling and marketing on the consolidated statement of operations and other comprehensive income (loss).
Nature of Goods and Services
The following is a description of principal activities from which the Company generates its revenue. Contracts with customers are evaluated on a contract-by-contract basis as contracts may include multiple types of goods and services as described below.
Software and Hardware
Software and hardware revenue is generated from on premise software license sales, as well as sales of hardware scanner boxes and on premise appliance products. Software is typically sold as a time-based license with a term of one to three years. For software license agreements that are distinct, the Company recognizes software license revenue upon delivery and after evidence of a contract exists. Hardware revenue is recognized at a point in time upon shipment and after evidence of a contract exists. Our standard payment terms are generally no more than 60 days. Invoices for software are typically issued when the license is made available for customer use. Invoices for hardware products are typically issued upon delivery to the customer.
Services and Other
Services and other revenue is generated from the sale of SaaS products and services, maintenance associated with the sale of on premise software licenses and consulting and professional services. The Company’s SaaS offerings give customers the option to be charged upon their incurred usage in arrears (“Pay as You Go”), or commit to a minimum spend over their contracted period, with the ability to purchase additional transactions above the minimum during the contract term. Revenue related to Pay as You Go contracts are recognized based on the customer’s actual usage, in the period of usage. For contracts which include a minimum commitment, the Company is stand-ready to provide the services throughout the contract term, and revenue is primarily recognized on a ratable basis over the contract period including an estimate of usage above the minimum commitment. Usage above minimum commitment is estimated by looking at historical usage, expected volume, and other factors to project usage for the remainder of the contract term. The estimated usage-based revenues are constrained to the amount the Company expects to be entitled to receive in exchange for providing access to its platform. Maintenance and support services generally call for the Company to provide software updates and technical support to customers and is recognized ratably over the term of the contract as this is the period the services are delivered. If professional services are deemed to be distinct, revenue is recognized as services are performed. The Company does not view the signing of the contract or the provision of initial setup services as discrete earnings events that are distinct. Our standard payment terms are generally no more than 60 days. SaaS and maintenance services are typically invoiced annually in advance, and consulting and professional services are typically invoiced at the time of sale.
Significant Judgments in Application of the Guidance
The Company uses the following methods, inputs, and assumptions in determining amounts of revenue to recognize:
Identification of Performance Obligations
For contracts that contain multiple performance obligations, which include combinations of software licenses, maintenance, and services, the Company accounts for individual goods or services as a separate performance obligation if they are distinct. The good or service is distinct if the good or service is separately identifiable from other items in the arrangement and if a customer can benefit from it on its own or with other resources that are readily available to the customer. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation.
Determination of Transaction Price
The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring products or services to the customer. The Company includes any fixed charges within its contracts as part of the total transaction price. To the extent that variable consideration is not constrained, the Company includes an estimate of the variable amount, as appropriate, within the total transaction price and updates its assumptions over the duration of the contract.
Assessment of Estimates of Variable Consideration
Certain of the Company’s contracts with customers contain some component of variable consideration; however, variable consideration will only be included in the transaction price to the extent it is probable that a significant reversal of revenues recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company may constrain the estimated transaction price in the event of a high degree of uncertainty as to the final consideration amount owed because of an extended length of time over which the fees may be adjusted or due to uncertainty surrounding collectability. The Company estimates variable consideration in its contracts primarily using the expected value method as the Company believes this method represents the most appropriate estimate for this consideration, based on historical usage trends, the individual contract considerations, and its best judgment at the time.
Allocation of Transaction Price
The transaction price, including any discounts, is allocated between separate goods and services in a contract that contains multiple performance obligations based on their relative standalone selling prices. The standalone selling prices are based on the prices at which the Company separately sells each good or service. For items that are not sold separately, the Company estimates the standalone selling prices using available information such as market conditions and internally approved pricing guidelines. In certain situations, primarily transactional SaaS revenue described above, the Company allocates variable consideration to a series of distinct goods or services within a contract. The Company allocates variable payments to one or more, but not all, of the distinct goods or services or to a series of distinct goods or services in a contract when (i) the variable payment relates specifically to the Company’s efforts to transfer the distinct good or service and (ii) the variable payment is for an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to its customer.
Contract assets primarily result from when the right to consideration is conditional upon factors other than the passage of time. Contract liabilities primarily relate to advance consideration received from customers (deferred revenue), for which transfer of control occurs, and therefore revenue is recognized as services are provided. Contract balances are reported in a net contract asset or liability position on a contract-by-contract basis at the end of each reporting period.
Contract Costs
Contract costs included in other current and non-current assets on the consolidated balance sheets The Company applies the practical expedient and expenses commissions when incurred if the amortization period is one year or less. These costs are included in selling and marketing expenses in the consolidated statement of operations and comprehensive income (loss)
Restructuring Costs	Restructuring Costs Restructuring costs consist of employee severance obligations and other related costs.
Net Income (Loss) Per Share
Net Income (Loss) Per Share
The Company calculates net income (loss) per share in accordance with ASC Topic 260, Earnings per Share. Basic net income (loss) per share is based on the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share also gives effect to all potentially dilutive securities outstanding during the period, such as restricted stock units (“RSUs”), performance-based restricted stock units (“performance RSUs”), stock options, Performance options (defined below), and Employee Stock Purchase Plan ("ESPP") shares, if dilutive. In a period with a net loss position, potentially dilutive securities are not included in the computation of diluted net loss per share because to do so would be antidilutive, and the number of shares used to calculate basic and diluted net loss per share is the same.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are defined as highly liquid financial instruments with original maturities of three months or less. The Company's cash and cash equivalents are composed of interest and non-interest-bearing deposits and money market funds. Cash and cash equivalents are maintained with various financial institutions.

Investments
Investments
Investments consist of corporate notes and bonds, U.S. Treasury securities, and asset-backed securities. The Company determines the appropriate designation of investments at the time of purchase and reevaluates such designation as of each balance sheet date. All of the Company’s investments are designated as available-for-sale debt securities. All investments whose maturity or sale is expected within one year are classified as “current” on the consolidated balance sheets. All other securities are classified as “long-term” on the consolidated balance sheets. All investments are recorded at their estimated fair value. Unrealized gains and losses for available-for-sale securities are included in accumulated other comprehensive income (loss), a component of stockholders’ equity.
The Company evaluates its investments to assess whether those with unrealized loss positions are other-than-temporarily impaired. Impairments are considered to be other-than-temporary if they are related to deterioration in credit risk or if it is likely that the Company will sell the securities before the recovery of its cost basis. If the Company intends to sell an impaired investment or it is more likely than not that the Company will be required to sell the investment prior to recovering its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. Realized gains and losses, amortization of premiums, accretion of discounts, interest, dividend income, and declines in value judged to be other-than-temporary are determined based on the specific identification method and are reported in other income (expense), net in the consolidated statements of operations and comprehensive income (loss).

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
Trade accounts receivable are recorded at the net invoice value and are not interest bearing. The Company considers receivables past due based on the contractual payment terms. Allowances for credit losses are established based on various factors including credit profiles of the Company’s customers, contractual terms and conditions, historical payments, and current economic trends. The Company reviews its allowances by assessing individual accounts receivable over a specific aging and amount. Accounts receivable are written off on a case-by-case basis, net of any amounts that may be collected.
Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, investments, and accounts receivable. The Company reduces credit risk by placing its cash and cash equivalents with major financial institutions with high credit ratings and invests its cash equivalents in highly rated market funds. At times, to the extent eligible, such amounts may exceed federally insured limits. The Company believes that minimal credit risk exists with respect to these investments due to the credit ratings of the financial institutions that hold its short- and long-term investments.

Property and Equipment
Property and Equipment
Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are calculated using the straight-line method over estimated useful lives ranging from three to seven years. Leasehold improvements are amortized over the shorter of the lease term or estimated useful life of the assets.
Leases
Leases
The Company determines if an arrangement is a lease at inception in accordance with ASC Topic 842, Leases (“ASC 842”). The lease term begins on the commencement date, which is the date the Company takes possession of the property, and may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The lease term is used to determine lease classification as an operating or finance lease and is used to calculate straight-line expense for operating leases.
Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make payments arising from the lease. As a practical expedient, lease agreements with lease and non-lease components are accounted for as a single lease component for all asset classes, which are comprised of real estate leases. ROU assets and lease liabilities are recognized at the commencement date based upon the present value of lease payments over the lease term. ROU assets also include prepaid lease payments and exclude lease incentives received. The Company estimates contingent lease incentives when it is probable that the Company is entitled to the incentive at lease commencement. Since the Company’s leases do not typically provide an implicit rate, the Company uses its incremental borrowing rate based upon the information available at commencement date of each lease. The determination of the incremental borrowing rate requires judgment. The Company determines the incremental borrowing rate using the Company’s current secured borrowing rate. The Company elected the short-term lease recognition exemption for all leases that qualify. Therefore, leases with an initial term of twelve months or less are not recorded on the consolidated balance sheet; instead, lease payments are recognized as lease expenses on a straight-line basis over the lease term. See Note 12 for additional details.
Operating lease assets and liabilities are recognized for leases with lease terms greater than 12 months based on the present value of the future lease payments over the lease term at the commencement date. Operating lease expense is recognized on a straight-line basis over the lease term.

Long-Lived Assets
Long-Lived Assets
The Company evaluates the carrying value of long-lived assets, including license agreements and other intangible assets, when events and circumstances indicate that these assets may be impaired or in order to determine whether any revision to the related useful lives should be made. This evaluation is based on management’s projections of the undiscounted future cash flows associated with each product or asset. If management’s evaluation indicates that the carrying values of these assets are impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
Capitalized Software Development Costs
Capitalized Software Development Costs
Costs incurred for the development of software that will be sold, leased, or otherwise marketed are capitalized when technological feasibility has been established. Software development costs consist primarily of compensation of development personnel and related overhead incurred to develop new products and upgrade and enhance the Company’s current products, as well as fees paid to outside consultants. Capitalization of software development costs ceases and amortization of capitalized software development costs commences when the products are available for general release. Amortization expense of capitalized development costs would be included in research and development in the consolidated statements of other comprehensive income (loss). For the twelve months ended September 30, 2024, 2023, and 2022, no software development costs were capitalized because the time period and costs incurred between technological feasibility and general release for all software product releases were not material or were not realizable. The Company had no amortization expense from capitalized software costs during the twelve months ended September 30, 2024, 2023, or 2022.
Qualifying costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development, are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post-implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. The Company defines the design, configuration, and coding process as the application development stage.
Goodwill and Purchased Intangible Assets
Goodwill and Purchased Intangible Assets
The Company’s goodwill and intangible assets resulted from prior acquisitions. Goodwill and intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least annually or as circumstances indicate that their value may no longer be recoverable. In accordance with ASC Topic 350, Intangibles—Goodwill and Other (“ASC Topic 350”), the Company reviews its goodwill for impairment at least annually in its fiscal fourth quarter and more frequently if events or changes in circumstances occur that indicate a potential reduction in the fair value of its reporting unit and/or its indefinite-lived intangible asset below their respective carrying values. Examples of such events or circumstances include: a significant adverse change in legal factors or in the business climate, a significant decline in the Company’s stock price, a significant decline in the Company’s projected revenue or cash flows, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, or the presence of other indicators that would indicate a reduction in the fair value of a reporting unit.
The Company’s goodwill is considered to be impaired if management determines that the carrying value of the reporting unit to which the goodwill has been assigned exceeds management’s estimate of its fair value. Based on the guidance provided by ASC Topic 350 and ASC Topic 280, Segment Reporting, management has determined that the Company operates in one segment and consists of one reporting unit. Management uses its market capitalization as of the test date of July 1 as an approximation of the fair value of the reporting unit. In the fourth quarter of fiscal 2024, management completed its annual goodwill impairment test and concluded that the Company’s goodwill was not impaired.
Intangible assets are amortized over their useful lives. Each period, the Company evaluates the estimated remaining useful life of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. The carrying amounts of these assets are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by comparing the carrying amount of each asset group to the future undiscounted cash flows the asset is expected to generate. The carrying amount of such assets is reduced to fair value if the undiscounted cash flows used in the test for recoverability are less than the carrying amount of such assets.
Segment Reporting
Segment Reporting
FASB ASC Topic 280, Segment Reporting, requires the use of a management approach in identifying segments of an enterprise. During the twelve months ended September 30, 2024, management determined that the Company has only one operating segment: the development, sale, and service of proprietary software solutions related to mobile imaging. The Company’s chief operating decision maker is comprised of its Chief Executive Officer and Chief Financial Officer, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Other Borrowings
Other Borrowings
The Company has certain loan agreements with Spanish government agencies which were assumed when the Company acquired ICAR Vision Systems, S.L. (“ICAR”) in 2017. These agreements have repayment periods of five to twelve years and bear no interest.
Guarantees
Guarantees
In the ordinary course of business, the Company is not subject to potential obligations under guarantees that fall within the scope of FASB ASC Topic 460, Guarantees (“ASC 460”), except for standard indemnification and warranty provisions that are contained within many of the Company’s customer license and service agreements and certain supplier agreements, and give rise only to the disclosure requirements prescribed by ASC 460. Indemnification and warranty provisions contained within the Company’s customer license and service agreements and certain supplier agreements are generally consistent with those prevalent in the Company’s industry. The Company has not historically incurred significant obligations under customer indemnification or warranty provisions and does not expect to incur significant obligations in the future. Accordingly, the Company does not maintain accruals for potential customer indemnification or warranty-related obligations.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years.
Management evaluates the available evidence about future taxable income and other possible sources of realization of deferred tax assets. The valuation allowance reduces deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized. See Note 9 for additional details.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax benefit (provision) in the consolidated statements of operations and comprehensive income (loss). See Note 9 for additional details.

Stock-Based Compensation
Stock-Based Compensation
The Company issues RSUs, stock options, Performance options, and Performance RSUs as awards to its employees. Stock-based compensation expense is measured based on the closing stock price of its common stock, par value $0.001 (“Common Stock”) on the date of grant for RSUs. Additionally, eligible employees may participate in the Company’s ESPP. Employee stock awards are measured at fair value on the date of grant and expense is recognized using the straight-line single-option method in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). Forfeitures are recorded as they occur. The Company estimates the fair value of stock options and ESPP shares using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. The expected term of options granted is derived from historical data on employee exercises and post-vesting employment termination behavior. The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected life of the grant effective as of the date of the grant. The expected volatility is based on the historical volatility of the Company’s stock price. The Company issues shares upon settlement of employee awards from the available shares of the equity plan the award was granted from and does not repurchase shares in subsequent periods. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods.
The Company estimates the fair value of Performance options, Performance RSUs, and similar awards using the Monte-Carlo simulation. The Monte-Carlo simulation requires subjective assumptions, including the Company’s valuation date stock price, the annual risk-free interest rate, expected volatility, the probability of reaching the stock performance targets, and a 20-trading-day average stock price.
Advertising Expense	Advertising Expense Advertising costs are expensed as incurred
Research and Development	Research and Development Research and development costs are expensed in the period incurred.
Comprehensive Income (Loss)	Comprehensive Income (Loss) Comprehensive income (loss) consists of net income (loss), unrealized gains and losses on available-for-sale securities, and foreign currency translation adjustments.
Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
The Company did not adopt any new accounting pronouncements in the twelve months ended September 30, 2024.
Recently Issued Accounting Pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which requires additional operating segment disclosures in annual and interim consolidated financial statements. ASU 2023-07 is effective for annual periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024 on a retrospective basis, with early adoption permitted. The Company is evaluating the effect of adopting ASU 2023-07.
In December 2023, the FASB issued an Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently evaluating the ASU to determine its impact on its income tax disclosures.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASU 2020-04) and also issued subsequent amendments to the initial guidance (collectively, Topic 848). Topic 848 provides optional guidance for contract modifications and certain hedging relationships associated with the transition from reference rates that are expected to be discontinued. The Company will adopt Topic 848 when the relevant contracts are modified upon transition to alternative reference rates. The Company does not expect the adoption of Topic 848 will have a material impact on the consolidated financial statements.
No other new accounting pronouncement issued or effective during the twelve months ended September 30, 2024 had, or are expected to have, a material impact on the Company’s consolidated financial statements.